Inst Adv Inst | Spartan Emerging Markets Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan® Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage® Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementA	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65
5 years	$ 142	$ 126
10 years	$ 341	$ 303

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementA	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54
5 years	$ 119	$ 102
10 years	$ 282	$ 245